Warrant Derivative - Summary of Assumptions Used in the Black Scholes Option Pricing Model for Warrants (Details)	12 Months Ended
	Dec. 31, 2020 year $ / shares	Dec. 31, 2019 year $ / shares	Dec. 31, 2018 year
Disclosure of fair value measurement of liabilities [line items]
Risk-free interest rate	0.34%	1.62%	2.02%
Expected hold period to exercise | year	3.0	3.0	3.0
Expected share price volatility	110.82%	97.90%	81.15%
Warrants
Disclosure of fair value measurement of liabilities [line items]
Fair value per warrant (usd per share) | $ / shares	$ 1.57	$ 3.89
Underlying share price (usd per share) | $ / shares	$ 2.38	$ 4.76
Risk-free interest rate	0.10%	1.59%
Expected hold period to exercise | year	1.0	1.0
Expected share price volatility	90.00%	90.00%
Expected dividend yield	0.00%	0.00%
Dividend Yield, Percent	0.00%	0.00%